Key Management Personnel Disclosures - Summary of Number of Performance Rights Over Ordinary Shares in Parent Entity (Detail) - Performance rights [member]		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of key management personnel compensation [line items]
Balance at end of the end fiscal year Number		9,993,081	13,339,621	8,500,000
Granted		2,112,167	1,624,499	8,439,621
Exercised		(500,000)	(4,606,173)	(2,700,000)
Other changes		0	(364,866)	(900,000)
Balance at end of the end fiscal year Number		11,605,248	9,993,081	13,339,621
Vested and exercisable		2,931,517	0	1,200,000
Unvested		8,673,731	9,993,081	12,139,621
Dr Russell Howard [member]
Disclosure of key management personnel compensation [line items]
Balance at end of the end fiscal year Number		226,414	339,621	250,000
Granted		178,356	0	339,621
Exercised		0	(113,207)	(250,000)
Other changes		0	0	0
Balance at end of the end fiscal year Number		404,770	226,414	339,621
Vested and exercisable		141,563	0	0
Unvested		263,207	226,414	339,621
Mr Pete Meyers [member]
Disclosure of key management personnel compensation [line items]
Balance at end of the end fiscal year Number		1,666,667	1,000,000	1,500,000
Granted		0	1,166,667	0
Exercised		(500,000)	(500,000)	(500,000)
Other changes		0	0	0
Balance at end of the end fiscal year Number		1,166,667	1,666,667	1,000,000
Vested and exercisable		0	0	0
Unvested		1,166,667	1,666,667	1,000,000
Mr Marc Voigt [member]
Disclosure of key management personnel compensation [line items]
Balance at end of the end fiscal year Number		3,600,000	6,000,000	2,400,000
Granted		0	0	3,600,000
Exercised		0	(2,400,000)	0
Other changes		0	0	0
Balance at end of the end fiscal year Number		3,600,000	3,600,000	6,000,000
Vested and exercisable		1,200,000	0	1,200,000
Unvested		2,400,000	3,600,000	4,800,000
Dr Frédéric Triebel [member]
Disclosure of key management personnel compensation [line items]
Balance at end of the end fiscal year Number		2,700,000	3,600,000	1,800,000
Granted		0	0	2,700,000
Exercised		0	(900,000)	(900,000)
Other changes		0	0	0
Balance at end of the end fiscal year Number		2,700,000	2,700,000	3,600,000
Vested and exercisable		900,000	0	0
Unvested		1,800,000	2,700,000	3,600,000
Ms Anne Anderson [Member]
Disclosure of key management personnel compensation [line items]
Balance at end of the end fiscal year Number		0
Granted		0
Exercised		0
Other changes		0
Balance at end of the end fiscal year Number		0	0
Vested and exercisable		0
Unvested		0
Ms Lis Boyce [Member]
Disclosure of key management personnel compensation [line items]
Balance at end of the end fiscal year Number		0	0
Granted		589,955	0
Exercised		0	0
Other changes		0	0
Balance at end of the end fiscal year Number		589,955	0	0
Vested and exercisable		89,954	0
Unvested		500,001	0
Ms Deanne Miller [member]
Disclosure of key management personnel compensation [line items]
Balance at end of the end fiscal year Number		1,800,000	2,400,000	1,200,000
Granted		0	0	1,800,000
Exercised		0	(600,000)	(600,000)
Other changes		0	0	0
Balance at end of the end fiscal year Number		1,800,000	1,800,000	2,400,000
Vested and exercisable		600,000	0	0
Unvested		1,200,000	1,800,000	2,400,000
Dr Florian Vogl [Member]
Disclosure of key management personnel compensation [line items]
Balance at end of the end fiscal year Number		0
Granted		1,343,856
Exercised		0
Other changes		0
Balance at end of the end fiscal year Number		1,343,856	0
Vested and exercisable		0
Unvested		1,343,856
Mr Grant Chamberlain [member]
Disclosure of key management personnel compensation [line items]
Balance at end of the end fiscal year Number			0	1,350,000
Granted				0
Exercised				(450,000)
Other changes	[1]			(900,000)
Balance at end of the end fiscal year Number				0
Vested and exercisable				0
Unvested				0
Ms Lucy Turnbull A O [member]
Disclosure of key management personnel compensation [line items]
Balance at end of the end fiscal year Number		0	0
Granted			457,832
Exercised			(92,966)
Other changes	[1]		(364,866)
Balance at end of the end fiscal year Number			0	0
Vested and exercisable			0
Unvested			0

[1]	The change during the year represents derecognition due to the cessation of the director’s position.